Games Development Costs (Tables)	12 Months Ended
Mar. 31, 2026
Games Development Costs Abstract
Schedule of Games Development Costs

Games development costs consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Games development costs	8,190,000	14,504,000	1,850,000
Less: Impairment on the prepayment	—	(4,312,000)	(550,000)
Games development costs, net	8,190,000	10,192,000	1,300,000